Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Costs and Expenses

Net expenses (income) from related parties included in the unaudited condensed consolidated statements of operations for the three and six months ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(US $ in thousands)	2016	2015	2016	2015
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$—	$5,236	$—	$10,414
Other income:
Guarantee income from KNOT to vessel(2)	192	—	381	—
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (3)	733	579	1,465	1,163
General and administrative expenses:
Administration fee from KNOT Management (4)	259	208	633	394
Administration fee from KOAS (4)	100	86	191	170
Administration fee from KOAS UK (4)	35	37	71	74
Administration and management fee from KNOT (5)	51	37	102	72
Finance income (expense):
Interest expense charged from KNOT (6)	—	(123)	—	(268)

Total	986	4,166	2,081	8,272

(1)	Charter revenues from KNOT: Pursuant to the Omnibus Agreement KNOT entered into with the Partnership at the time of the IPO, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. BG Group, the charterer of the Windsor Knutsen, did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014 KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous BG Group time charter. This charter was effective until the Windsor Knutsen commenced in October 2015 on a new BG Group time charter. See Note 9(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. In October 2015, the Windsor Knutsen commenced on a new BG Group time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. See Note 9(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Technical and operational management fee from KNOT Management to Vessels: KNOT Management AS (“KNOT Management”) provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational services. In addition, there is also a charge for 24-hour emergency response services provided by KNOT for all vessels managed by KNOT.
(4)	Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiaries a fixed annual fee for the preparation of the statutory financial statement.
(5)	Administration and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(6)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(7)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

Schedule of Dues Payables to Related Party

(US $ in thousands)	At June 30, 2016	At December 31, 2015
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$38	$—
Drydocking supervision fee from KOAS (7)	16	—

Total	54	—

Summary of Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2016	At December 31, 2015
Balance Sheets:
Trading balances due from KOAS	$2	$10
Trading balances due from KNOT and affiliates	23	48

Amount due from related parties	$25	$58

Trading balances due to KOAS	$436	$448
Trading balances due to KNOT and affiliates	56	400

Amount due to related parties	$492	$848

Schedule of Trade Accounts Payables to Related Parties

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At June 30, 2016	At December 31, 2015
Balance Sheets:
Trading balances due to KOAS	$643	$651
Trading balances due to KNOT and affiliates	310	360

Trade accounts payables to related parties	$953	$1,011